Investments in Associates (Tables)	12 Months Ended
Oct. 31, 2023
Investments accounted for using equity method [abstract]
Significant Investments in Associates
The Bank had significant investments in the following associates:

			2023			2022
As at October 31 ($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value
Canadian Tire’s Financial Services business (CTFS) (2)	Canada	Financial Services	–		$–	$579
Bank of Xi’an Co. Ltd. (3)	China	Banking	18.11%	September 30, 2023	895	1,007
Maduro & Curiel’s Bank N.V. (4)	Curacao	Banking	48.10%	September 30, 2023	489	438

(1)
Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.

(2)	On October 31, 2023, the Bank closed the sale of its 20% interest in CTFS to Canadian Tire Corporation. Refer to Note 36 – Acquisitions and Divestitures.
(3)	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd was $529 as at October 31, 2023 (October 31, 2022 – $489).
(4)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2023 these reserves amounted to $71 (2022 – $67).

Summarized Financial Information of Significant Associates
Summarized financial information of the Bank’s significant associates are as follows.

	For the twelve months ended (1)		As at October 31, 2023
($ millions)	Revenue	Net income	Total assets		Total liabilities
Canadian Tire’s Financial Services business (CTFS)	$1,347	$368	$	n/a	$	n/a
Bank of Xi’an Co. Ltd.	1,277	487		80,803		75,027
Maduro & Curiel’s Bank N.V.	416	165		7,636		6,616

	For the twelve months ended (1)		As at October 31, 2022
($ millions)	Revenue	Net income	Total assets	Total liabilities
Canadian Tire’s Financial Services business (CTFS)	$1,260	$399	$6,870	$5,629
Bank of Xi’an Co. Ltd.	1,306	497	67,864	62,489
Maduro & Curiel’s Bank N.V.	324	99	7,181	6,288

(1)	Based on the most recent available financial statements.